UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2000

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                               [] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name: Atlantic Investment Management, Inc.

          Address: 750 Lexington Avenue, 16th Floor, New York, NY 10022
         ---------------------------------------------------------------



                          Form 13F File Number: 28-7850
                          -----------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexander J. Roepers
Title:    President
Phone:    212-688-6644

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers        New York, NY         April 19, 2001
-----------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:     $  10,798 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

             NONE.


                                                  VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------
  Pactiv Corp.             COM       695257105   $ 3,198    258,400   SH       SOLE              258,400
  Parker Hannifin Corp.    COM       701094104   $ 1,721     39,000   SH       SOLE               39,000
  Tenneco Automotive       COM       880349105   $    60     20,000   SH       SOLE               20,000
  Black & Decker Corp.     COM       091797100   $ 2,748     70,000   SH       SOLE               70,000
  Terex Corp.              COM       880779103   $ 1,182     73,000   SH       SOLE               73,000
  United Dominion          COM       909914103   $ 1,889    155,000   SH       SOLE              155,000
  Industries Limited
